Segment Reporting - Schedule of Operating Financial (Details) - Operating Segments [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Financial [Line Items]
Total Revenue				$ 55	$ 105	$ 366,438
Less: Significant and Other Segment Expenses
Cost of Sales				464	464	34,835
Advertising and Marketing	182,216	160,270	475,972	160,478	172,989	311,464
Legal and Professional	374,943	224,510	843,712	486,262	490,528	321,506
Selling, General and Administrative	713,415	113,566	1,595,027	457,362	626,901	1,099,576
Software Development	457	6,118	1,621	18,955	21,034	24,074
Stock-Based Compensation	344,569	44,974	700,140	137,006	179,766	556,222
Rent Expense	14,880		240,215		92	1,114
Interest Expense and Amortization of Debt Discount		(704,239)	(438,709)	(1,985,213)	2,179,122	2,769,208
Other Income					(384,047)	(79,113)
Foreign Currency Loss	14	616	(437)	766	1,775
Segment Net Loss	$ 2,540,636	$ (1,010,058)	$ (232,254)	$ (3,001,182)	$ (3,288,519)	$ (4,672,348)